Equity Incentive Plan (Details) shares in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Performance Incentive Plan Number of Shares Authorized	8.8
Employee Stock Purchase Plan, Shares Authorized	2.0
ESPP Active Plan Participants	0
Option awards maximum term	10 years
Common Stock, Capital Shares Reserved for Future Issuance	8.6
Vesting Period	3 years
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount | $	$ 9,000	$ 347,000
Nonvested Awards, Compensation Cost Not yet Recognized | $	$ 18,100,000
Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months